Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000111445 | Short-Term Investments - other
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111445 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111445 | Short-Term Investments - U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	88.90%
C000111445 | CommodityAgriculture
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000111445 | CommodityEnergy
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000111445 | CommodityIndustrial Metals
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000111445 | CommodityPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000111445 | CommodityLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101132 | Short-Term Investments - other
Holdings [Line Items]
Percent of Total Investments	4.70%
C000101132 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.40%
C000101132 | Short-Term Investments - U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	88.90%
C000101132 | CommodityAgriculture
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000101132 | CommodityEnergy
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000101132 | CommodityIndustrial Metals
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000101132 | CommodityPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000101132 | CommodityLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014418 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014418 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014418 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000014418 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014418 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014418 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014418 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014418 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014418 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014418 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014418 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014418 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014418 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014418 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014418 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014418 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014418 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000014418 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000014418 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014418 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000014418 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014418 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000081632 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000081632 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.60%
C000081632 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081632 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081632 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081632 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081632 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081632 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081632 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081632 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	2.10%
C000081632 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081632 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081632 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081632 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081632 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081632 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081632 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081632 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081632 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000081632 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081632 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081632 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000047558 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047558 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.60%
C000047558 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047558 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
C000047558 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047558 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047558 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047558 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047558 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047558 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047558 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000047558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000047558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000047558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000014485 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014485 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014485 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014485 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014485 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014485 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014485 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014485 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014485 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014485 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014485 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014485 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014485 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014485 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014485 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014487 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014487 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014487 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014487 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014487 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014487 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014487 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014487 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014487 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014487 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014487 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014487 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014487 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014487 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014487 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014487 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014487 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014487 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014487 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014487 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014487 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014487 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014488 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014488 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014488 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014488 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014488 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014488 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014488 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014488 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014488 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014488 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014488 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014488 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014488 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014488 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014488 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014488 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014488 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014488 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014488 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014488 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014488 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014488 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014466 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014466 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014466 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014466 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014466 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014466 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014466 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014466 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014466 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014466 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014466 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014468 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014468 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014468 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014468 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014468 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014468 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014468 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014468 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014468 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014468 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014468 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014468 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014469 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014469 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014469 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014469 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014469 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014469 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014469 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014469 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014469 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014469 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014469 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000014469 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%